UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quentec Asset Management, LLC

Address: 515 Madison Avenue, 14th Floor
         New York, NY 10022

Form 13F File Number: [###-#####]

The institutional investment manager filing this report and the person by whomit is signed hereby represent that the person signing the report is authorizedto submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey D. Mead
Title: CFO
Phone: (212) 257-4008

Signature, Place, and Date of Signing:

/s/ Jeffrey Mead                 New York, NY               February 14, 2013
------------------------   -------------------------      ----------------------
[Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting managerare reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and allholdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1

Form 13F Information Table Entry Total:             72

Form 13F Information Table Value Total:        $129,844
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.         [###-#####]                          Quentec Master Fund, Ltd.


                                               FORM 13F INFORMATION TABLE
                                              Quentec Asset Management, LLC
                                                    December 31, 2012


COL 1                          COL 2           COL 3       COL 4          COL 5          COL 6           COL 7         COL 8

                               TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS   SOLE    SHARED  NONE
--------------                 --------        -----       --------  -------   --- ----  ----------      ----   ----    ------  ----
ALTERA CORP                    COM             021441100     765        22,240 SH        SHARED-DEFINED            22,240
ALTERA CORP                    COM             021441100   5,133       149,260 SH        SHARED-DEFINED  1        149,260
AMKOR TECHNOLOGY INC           COM             031652100     128        30,210 SH        SHARED-DEFINED            30,210
AMKOR TECHNOLOGY INC           COM             031652100     858       202,390 SH        SHARED-DEFINED  1        202,390
APPLIED MATLS INC              COM             038222105     308        26,890 SH        SHARED-DEFINED            26,890
APPLIED MATLS INC              COM             038222105   2,054       179,510 SH        SHARED-DEFINED  1        179,510
AVAGO TECHNOLOGIES LTD         SHS             Y0486S104     523        16,520 SH        SHARED-DEFINED            16,520
AVAGO TECHNOLOGIES LTD         SHS             Y0486S104   3,494       110,380 SH        SHARED-DEFINED  1        110,380
BROADCOM CORP                  CL A            111320107     929        27,970 SH        SHARED-DEFINED            27,970
BROADCOM CORP                  CL A            111320107   6,228       187,530 SH        SHARED-DEFINED  1        187,530
CANADIAN SOLAR INC             COM             136635109     230        67,710 SH        SHARED-DEFINED            67,710
CANADIAN SOLAR INC             COM             136635109   1,542       453,640 SH        SHARED-DEFINED  1        453,640
CAVIUM INC                     COM             14964U108     300         9,620 SH        SHARED-DEFINED             9,620
CAVIUM INC                     COM             14964U108   2,025        64,880 SH        SHARED-DEFINED  1         64,880
CIENA CORP                     COM NEW         171779309     320        20,380 SH        SHARED-DEFINED            20,380
CIENA CORP                     COM NEW         171779309   2,139       136,220 SH        SHARED-DEFINED  1        136,220
CREE INC                       COM             225447101     476        14,000     CALL  SHARED-DEFINED            14,000
CREE INC                       COM             225447101   3,262        96,000     CALL  SHARED-DEFINED  1         96,000
CREE INC                       COM             225447101     226         6,650 SH        SHARED-DEFINED             6,650
CREE INC                       COM             225447101   1,534        45,150 SH        SHARED-DEFINED  1         45,150
FACEBOOK INC                   CL A            30303M102     366        13,740 SH        SHARED-DEFINED            13,740
FACEBOOK INC                   CL A            30303M102   2,445        91,860 SH        SHARED-DEFINED  1         91,860
FAIRCHILD SEMICONDUCTOR INTL   COM             303726103     731        50,790 SH        SHARED-DEFINED            50,790
FAIRCHILD SEMICONDUCTOR INTL   COM             303726103   4,898       340,110 SH        SHARED-DEFINED  1        340,110
FINISAR CORP                   COM NEW         31787A507     397        24,360 SH        SHARED-DEFINED            24,360
FINISAR CORP                   COM NEW         31787A507   2,656       163,040 SH        SHARED-DEFINED  1        163,040
FREESCALE SEMICONDUCTOR LTD    SHS             G3727Q101     603        54,740 SH        SHARED-DEFINED            54,740
FREESCALE SEMICONDUCTOR LTD    SHS             G3727Q101   4,038       366,760 SH        SHARED-DEFINED  1        366,760
JABIL CIRCUIT INC              COM             466313103     398        20,630 SH        SHARED-DEFINED            20,630
JABIL CIRCUIT INC              COM             466313103   2,663       138,070 SH        SHARED-DEFINED  1        138,070
JDS UNIPHASE CORP              COM PAR $0.001  46612J507     679        50,280 SH        SHARED-DEFINED            50,280
JDS UNIPHASE CORP              COM PAR $0.001  46612J507   4,548       336,920 SH        SHARED-DEFINED  1        336,920
JUNIPER NETWORKS INC           COM             48203R104     581        29,560 SH        SHARED-DEFINED            29,560
JUNIPER NETWORKS INC           COM             48203R104   3,888       197,640 SH        SHARED-DEFINED  1        197,640
KULICKE & SOFFA INDS INC       COM             501242101     324        27,040 SH        SHARED-DEFINED            27,040
KULICKE & SOFFA INDS INC       COM             501242101   2,161       180,240 SH        SHARED-DEFINED  1        180,240
LAM RESEARCH CORP              COM             512807108     377        10,430 SH        SHARED-DEFINED            10,430
LAM RESEARCH CORP              COM             512807108   2,514        69,570 SH        SHARED-DEFINED  1         69,570
MAXIM INTEGRATED PRODS INC     COM             57772K101     485        16,500 SH        SHARED-DEFINED            16,500
MAXIM INTEGRATED PRODS INC     COM             57772K101   3,243       110,300 SH        SHARED-DEFINED  1        110,300
MICROCHIP TECHNOLOGY INC       COM             595017104     425        13,050 SH        SHARED-DEFINED            13,050
MICROCHIP TECHNOLOGY INC       COM             595017104   2,837        87,050 SH        SHARED-DEFINED  1         87,050
MICRON TECHNOLOGY INC          COM             595112103   1,128       177,860 SH        SHARED-DEFINED           177,860
MICRON TECHNOLOGY INC          COM             595112103   7,549     1,190,740 SH        SHARED-DEFINED  1      1,190,740
MICROSOFT CORP                 COM             594918104     387        14,490 SH        SHARED-DEFINED            14,490
MICROSOFT CORP                 COM             594918104   2,578        96,510 SH        SHARED-DEFINED  1         96,510
NETAPP INC                     COM             64110D104     462        13,770 SH        SHARED-DEFINED            13,770
NETAPP INC                     COM             64110D104   3,104        92,530 SH        SHARED-DEFINED  1         92,530
NXP SEMICONDUCTORS N V         COM             N6596X109     401        15,240 SH        SHARED-DEFINED            15,240
NXP SEMICONDUCTORS N V         COM             N6596X109   2,702       102,660 SH        SHARED-DEFINED  1        102,660
QUALCOMM INC                   COM             747525103     385         6,220 SH        SHARED-DEFINED             6,220
QUALCOMM INC                   COM             747525103   2,566        41,480 SH        SHARED-DEFINED  1         41,480
RUBICON TECHNOLOGY INC         COM             78112T107     104        16,970 SH        SHARED-DEFINED            16,970
RUBICON TECHNOLOGY INC         COM             78112T107     696       113,830 SH        SHARED-DEFINED  1        113,830
SANDISK CORP                   COM             80004C101   1,105        25,400 SH        SHARED-DEFINED            25,400
SANDISK CORP                   COM             80004C101   7,412       170,380 SH        SHARED-DEFINED  1        170,380
SEMTECH CORP                   COM             816850101     652        22,530 SH        SHARED-DEFINED            22,530
SEMTECH CORP                   COM             816850101   4,362       150,670 SH        SHARED-DEFINED  1        150,670
SILICONWARE PRECISION INDS L   SPONSD ADR SPL  827084864      83        15,540 SH        SHARED-DEFINED            15,540
SILICONWARE PRECISION INDS L   SPONSD ADR SPL  827084864     557       104,260 SH        SHARED-DEFINED  1        104,260
SPREADTRUM COMMUNICATIONS IN   ADR             849415203     244        13,850 SH        SHARED-DEFINED            13,850
SPREADTRUM COMMUNICATIONS IN   ADR             849415203   1,636        92,850 SH        SHARED-DEFINED  1         92,850
SYNAPTICS INC                  COM             87157D109     362        12,080 SH        SHARED-DEFINED            12,080
SYNAPTICS INC                  COM             87157D109   2,428        81,020 SH        SHARED-DEFINED  1         81,020
TERADYNE INC                   COM             880770102     631        37,330 SH        SHARED-DEFINED            37,330
TERADYNE INC                   COM             880770102   4,229       250,370 SH        SHARED-DEFINED  1        250,370
ULTRATECH INC                  COM             904034105     381        10,220 SH        SHARED-DEFINED            10,220
ULTRATECH INC                  COM             904034105   2,565        68,780 SH        SHARED-DEFINED  1         68,780
VEECO INSTRS INC DEL           COM             922417100     507        17,190 SH        SHARED-DEFINED            17,190
VEECO INSTRS INC DEL           COM             922417100   3,406       115,510 SH        SHARED-DEFINED  1        115,510
WESTERN DIGITAL CORP           COM             958102105     455        10,720 SH        SHARED-DEFINED            10,720
WESTERN DIGITAL CORP           COM             958102105   3,037        71,480 SH        SHARED-DEFINED  1         71,480

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